Summary of Significant Accounting Policies - Schedule of Exchanges Rates Used for Translation from Hong Kong (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Exchanges Rates Used for Translation from Hong Kong [Abstract]
Year-end HKD: US$ exchange rate	7.83426	7.748	7.82418
Year average HKD: US$ exchange rate	7.79854	7.77593	7.82381